NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares/Principal Amount ($)		Value
	PRIVATE INVESTMENT FUNDS — 31.2%
-	ACORE Credit Partners II, LP(a)(b)	$ 2,750,719
-	Atalaya A4 Evergreen (Cayman) LP(a)(c)	3,589,122
-	Maranon Senior Credit Strategies Fund XIV, L.P(a)(c)(d)	15,050,000
-	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P. – Class B (a)(b)(e)	10,134,709
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $31,662,018)	31,524,550

	UNITED STATES GOVERNMENT & AGENCIES — 10.8%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.1%
$2,330,576	Fannie Mae Pool BM1718, 2.88%, 09/01/47(f)	2,308,708
$2,851,087	Fannie Mae REMICS Series 23-17 JA, 5.50%, 06/25/50	2,834,278
		5,142,986
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 5.7%
$2,903,237	Ginnie Mae II Pool 786445, 2.91%, 08/20/49(f)	2,852,711
$2,938,273	Government National Mortgage Association Series 209 PL, 5.50%, 11/20/50	2,943,886
		5,796,597

	TOTAL UNITED STATES GOVERNMENT & AGENCIES (Cost $10,977,310)	10,939,583

	SHORT-TERM INVESTMENTS — 57.8%
	MONEY MARKET FUND – 3.1%
3,145,344	First American Treasury Obligations Fund, Class X, 5.04% (Cost $3,145,344)(g)	3,145,344

	UNITED STATES TREASURY BILLS — 54.7%
$16,000,000	United States Treasury Bill, 4.78%, 08/10/23	15,913,444
$10,000,000	United States Treasury Bill, 4.93%, 09/05/23	9,908,993
$15,000,000	United States Treasury Bill, 5.08%, 10/05/23	14,797,312
$15,000,000	United States Treasury Bill, 5.18%, 11/09/23	14,720,554
	TOTAL UNITED STATES TREASURY BILLS (Cost $55,341,629)	55,340,303
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,486,973)	58,485,647

NOMURA ALTERNATIVE INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Value
TOTAL INVESTMENTS - 99.8% (Cost $101,126,301)	$100,949,780
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%(h)	$240,108
NET ASSETS - 100.0%	$ 101,189,888

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
10	CBOT 5 Year US Treasury Note Future	9/30/23	$ 1,070,938	$ 14,531

CBOT	- Chicago Board of Trade
LP	- Limited Partnership
REMIC	- Real Estate Mortgage Investment Conduit

(a)	Restricted security. Please refer to Restricted Securities Table in the Notes to the Consolidated Schedule of Investments.
(b)	Investment is valued using net assets value per share (or its equivalent) as a practical expedient.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Non-controlling affiliated investment for which ownership is 5% or more of the investment's capital.
(e)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the fund, NAIF Splitter LLC.
(f)	Variable rate security.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(h)	Includes cash held as collateral for futures contracts.

NOMURA ALTERNATIVE INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at June 30, 2023 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
ACORE Credit Partners II, LP	3/21/2023	$ 2,796,724	$ 2,750,719	2.7%
Atalaya A4 Evergreen (Cayman) LP	4/4/2023	3,589,122	3,589,122	3.6%
Maranon Senior Credit Strategies Fund XIV, L.P.	6/1/2023	15,050,000	15,050,000	14.9%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder L.P. - Class B	3/24/2023	10,226,172	10,134,709	10.0%
		$ 31,662,018	$ 31,524,550